Shareholder Fees	Feb. 28, 2025 USD ($)
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Schwab Core Equity Fund | Schwab Core Equity Fund | Schwab Core Equity Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab International Core Equity Fund | Schwab International Core Equity Fund | Schwab International Core Equity Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | Schwab Dividend Equity Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Health Care Fund | Schwab Health Care Fund | Schwab Health Care Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Balanced Fund | Schwab Balanced Fund | Schwab Balanced Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab International Index Fund | Schwab International Index Fund | Schwab International Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab International Opportunities Fund | Schwab International Opportunities Fund | Schwab International Opportunities Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2010 Fund | Schwab Target 2010 Fund | Schwab Target 2010 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2015 Fund | Schwab Target 2015 Fund | Schwab Target 2015 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2020 Fund | Schwab Target 2020 Fund | Schwab Target 2020 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2025 Fund | Schwab Target 2025 Fund | Schwab Target 2025 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2030 Fund | Schwab Target 2030 Fund | Schwab Target 2030 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2035 Fund | Schwab Target 2035 Fund | Schwab Target 2035 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2040 Fund | Schwab Target 2040 Fund | Schwab Target 2040 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2045 Fund | Schwab Target 2045 Fund | Schwab Target 2045 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2050 Fund | Schwab Target 2050 Fund | Schwab Target 2050 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2055 Fund | Schwab Target 2055 Fund | Schwab Target 2055 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2060 Fund | Schwab Target 2060 Fund | Schwab Target 2060 Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Target 2065 Fund | Schwab Target 2065 Fund | Schwab Target 2065 Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0